CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Revenues	¥ 2,444,328,764	$ 374,609,772	¥ 2,076,289,101	¥ 1,477,781,304
Cost of revenues	(1,885,180,256)	(288,916,514)	(1,589,738,548)	(1,279,155,847)
Gross profit	559,148,508	85,693,258	486,550,553	198,625,457
Operating expenses:
Selling and marketing expenses	(200,761,383)	(30,768,028)	(182,872,514)	(150,150,872)
Research and development expenses	(105,335,357)	(16,143,350)	(67,187,348)	(91,811,892)
General and administrative expenses	(104,858,814)	(16,070,316)	(79,615,561)	(272,464,481)
Total operating expenses	(410,955,554)	(62,981,694)	(329,675,423)	(514,427,245)
Government grants	22,441,492	3,439,309	29,833,770	1,395,200
Operating income (loss)	170,634,446	26,150,873	186,708,900	(314,406,588)
Changes in fair value of a convertible loan	0	0	0	(34,499,858)
Interest expenses	(7,380,833)	(1,131,162)	(11,396,998)	(7,721,675)
Interest income	8,787,309	1,346,714	16,898,785	2,998,796
Investment income	17,697,800	2,712,307	6,088,425	4,601,849
Income (loss) before income taxes	189,738,722	29,078,732	198,299,112	(349,027,476)
Income tax expenses	(21,086,256)	(3,231,610)	(8,214,341)	0
Net income (loss)	168,652,466	25,847,122	190,084,771	(349,027,476)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income taxes	(30,137,470)	(4,618,769)	8,882,775	(28,436,867)
Unrealized gain on available for sale securities, net income taxes of nil, RMB2,034,081 and RMB4,254,339 for the year 2018, 2019 and 2020, respectively	12,763,017	1,956,018	6,102,242	4,655,556
Less: reclassification adjustment for gain on available for sale securities realized in net income, net income taxes of nil, RMB1,522,106 and RMB4,424,450 for the year 2018, 2019 and 2020, respectively	(13,273,350)	(2,034,230)	(4,566,319)	(4,601,849)
Comprehensive income (loss)	¥ 138,004,663	$ 21,150,141	¥ 200,503,469	¥ (377,410,636)
Net income (loss) per ordinary share
Basic | (per share)	¥ 1.12	$ 0.17	¥ 1.28	¥ (5.30)
Diluted | (per share)	¥ 1.07	$ 0.16	¥ 1.24	¥ (5.30)
Weighted average number of ordinary shares and ordinary shares equivalents outstanding used in computing net income (loss) per ordinary share
Basic	150,897,412	150,897,412	149,025,166	65,834,876
Diluted	157,835,868	157,835,868	153,248,188	65,834,876